Segment Information - Divisions (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of Operating Results of Reportable Segments

First Half	Beauty & Personal Care	Home Care	Foods & Refreshment	Total
Turnover ( € million)
2019	10,721	5,410	9,995	26,126
2020	10,610	5,328	9,776	25,714
Change (%)	(1.0)	(1.5)	(2.2)	(1.6)
Impact of:
Acquisitions (%)	1.3	0.3	1.7	1.2
Disposals (%)	–	–	(0.4)	(0.2)
Currency-related items (%), of which:	(2.0)	(4.8)	(1.7)	(2.5)
Exchange rates changes (%)	(2.2)	(5.1)	(2.0)	(2.7)
Extreme price growth in hyperinflationary markets* (%)	0.3	0.3	0.3	0.3
Underlying sales growth (%)	(0.3)	3.2	(1.7)	(0.1)

Price * (%)	(0.4)	0.3	0.8	0.2
Volume (%)	0.1	2.9	(2.5)	(0.3)

Operating profit ( € million)
2019	2,322	652	1,615	4,589
2020	2,403	744	1,525	4,672
Underlying operating profit ( € million)
2019	2,469	756	1,829	5,054
2020	2,495	817	1,772	5,084
Operating margin (%)
2019	21.7	12.1	16.2	17.6
2020	22.6	14.0	15.6	18.2
Underlying operating margin (%)
2019	23.0	14.0	18.3	19.3
2020	23.5	15.3	18.1	19.8

*
Underlying price growth in excess of 26% per year in hyperinflationary economies has been excluded when calculating the price growth in the tables above, and an equal and opposite amount is shown as extreme price growth in hyperinflationary markets.